Fair Value Measurements (Details) - Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Level 1 [Member] | Mutual Funds [Member]
Assets:
Held to Maturity	[1]	Investments held in Trust Account – Mutual Funds(1)	Investments held in Trust Account – Mutual Funds
Fair Value		$ 775,917	$ 276,026,092
Level 2 [Member] | Public Warrants [Member]
Assets:
Held to Maturity		Warrant Liabilities – Public Warrants	Warrant Liabilities – Public Warrants
Fair Value		$ 414,000	$ 6,900,000
Level 3 [Member] | Private Placement Warrants [Member]
Assets:
Held to Maturity		Warrant Liabilities – Private Placement Warrants	Warrant Liabilities – Private Placement Warrants
Fair Value		$ 169,200	$ 2,932,800

[1]	As of December 31, 2022, $19,376,793 of mutual funds held in the Trust Account was deposited into the cash operating account maintained by the trustee.